Leases - Maturity Analysis on Future Lease Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Future lease liabilities	kr 39,396	kr 5,626
Less Than 12 months
Leases
Future lease liabilities	11,909	4,521
1-2 years
Leases
Future lease liabilities	11,231	kr 1,105
>2 years
Leases
Future lease liabilities	kr 16,256